Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Loss for the year	$ (379,631)	$ (21,388)
Items that will not be reclassified to earnings or loss:
Change in fair value of investments in equity securities	(2,306)	(160)
Actuarial losses on defined benefit pension plans	(1,197)	(3,121)
Income tax recovery on losses on defined benefit pension plans	359	0
Other comprehensive income that will not be reclassified to profit or loss, before tax	(3,144)	(3,281)
Items that may be reclassified subsequently to earnings or loss:
Change in fair value of investments in equity securities	0	16,038
Income tax on change in fair value of investments in equity securities	0	(2,595)
Reclassification of the gain on equity securities on acquisition of Integra	0	(28,363)
Income tax on the gain on equity securities on acquisition of Integra	0	4,023
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	0	(10,897)
Total other comprehensive loss for the year	(3,144)	(14,178)
Total comprehensive loss for the year	(382,775)	(35,566)
Attributable to:
Shareholders of the Company	(365,028)	(24,113)
Non-controlling interests	(17,747)	(11,453)
Total comprehensive loss for the year	$ (382,775)	$ (35,566)